Condensed Balance Sheet - USD ($)	Sep. 30, 2020	Jul. 06, 2020	May 07, 2020
Current assets
Cash	$ 1,344,680	$ 1,849,137
Prepaid expenses and other current assets		26,800
Prepaid expenses	400,635
Total Current Assets	1,745,315	1,875,937
Deferred offering costs			$ 96,115
Investments held in trust account	143,753,387	143,750,000
Total Assets	145,498,702	145,625,937	96,115
Current liabilities
Accrued expenses		1,000	1,000
Accounts payable and accrued expenses	650,031
Accrued offering costs	324,000	366,000	71,115
Total Liabilities	974,031	367,000	72,115
Commitments and contingencies
Class A common stock subject to possible redemption, 13,952,467 shares at $10.00 per share redemption value	139,524,670	140,258,930
Stockholders' Equity
Preferred stock
Class A common stock	91	84
Class B common stock	359	359	359	[1]
Additional paid-in capital	5,734,817	5,000,564	24,641
Accumulated deficit	(735,266)	(1,000)	(1,000)
Total Stockholders' Equity	5,000,001	5,000,007	24,000
Total Liabilities and Stockholders' Equity	$ 145,498,702	$ 145,625,937	$ 96,115

[1]	Includes up to 468,750 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).